Risk management policies - Committed Facilities (Detail) € in Millions, £ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 AUD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 AUD ($)
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 7,082.7	€ 750
Drawn down facilities	5,059.5
Undrawn committed credit facilities	2,023.2				£ 2,005.6
Sterling bonds due September 2046 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 400.0
Interest rate	2.875%	2.875%	2.875%	2.875%
US$ bonds due November 2043 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 160.8		$ 220
Interest rate	5.625%	5.625%	5.625%	5.625%
US$ bonds due September 2042 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 67.9		$ 93
Interest rate	5.125%	5.125%	5.125%	5.125%
Euro bonds due March 2030 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 537.3	€ 600
Interest rate	1.625%	1.625%	1.625%	1.625%
Euro bonds due September 2026 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 671.7	€ 750
Interest rate	2.25%	2.25%	2.25%	2.25%
US$ bonds due September 2024 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 548.6		$ 750
Interest rate	3.75%	3.75%	3.75%	3.75%
Bank revolver due 2025 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 1,828.8		$ 2,500
Euro bonds due November 2023 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 671.7	€ 750
Interest rate	3.00%	3.00%	3.00%	3.00%
US$ bonds due September 2022 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 365.8		$ 500
Interest rate	3.625%	3.625%	3.625%	3.625%
Australian New Zealand revolving credit facilities [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 236.7
Euro bonds due 2025 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 447.8	€ 500
Interest rate	1.375%	1.375%	1.375%	1.375%
Eurobonds (3m EURIBOR + 0.45%) due March 2022 [member]
Disclosure of detailed information about borrowings [line items]
Adjustment to floating basis	0.45%	0.45%	0.45%	0.45%
Floating basis	3m EURIBOR
Total committed facilities available	£ 223.9	€ 250
Australian revolving credit facilities due 2021 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available | $				$ 150		$ 150
Australian revolving credit facilities due 2023 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available | $				$ 270
Sterling Bonds Due 2032 [Member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 250.0
Interest rate	3.75%	3.75%	3.75%	3.75%
Eurobonds Due September 2027 [Member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 671.7
Interest rate	2.375%	2.375%	2.375%	2.375%
Within one year [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 84.5
Drawn down facilities	42.3
Within one year [member] | Australian New Zealand revolving credit facilities [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	84.5
Between one and two years [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	589.7
Drawn down facilities	589.7
Between one and two years [member] | US$ bonds due September 2022 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	365.8
Between one and two years [member] | Eurobonds (3m EURIBOR + 0.45%) due March 2022 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	223.9
Between two and three years [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	823.9
Drawn down facilities	671.7
Between two and three years [member] | Euro bonds due November 2023 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	671.7
Between two and three years [member] | Australian New Zealand revolving credit facilities [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	152.2
Between three and four years [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	548.6
Drawn down facilities	548.6
Between three and four years [member] | US$ bonds due September 2024 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	548.6
Later than four years [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	5,036.0
Drawn down facilities	3,207.2
Later than four years [member] | Sterling bonds due September 2046 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	400.0
Later than four years [member] | US$ bonds due November 2043 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	160.8
Later than four years [member] | US$ bonds due September 2042 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	67.9
Later than four years [member] | Euro bonds due March 2030 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	537.3
Later than four years [member] | Bank revolver due 2025 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	1,828.8
Later than four years [member] | Euro bonds due 2025 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	447.8
Later than four years [member] | Sterling Bonds Due 2032 [Member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	250.0
Later than four years [member] | Eurobonds Due September 2027 [Member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 671.7